Deposits - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Deposits received from executive officers, directors, and their related interests	$ 26.5	$ 21.6
Time Deposits, $250,000 or more	$ 43.3	$ 49.7